Note 23 - Subsequent Event	12 Months Ended
Jan. 31, 2020
Notes to Financial Statements
Subsequent Events [Text Block]
Note
23
– Subsequent Event

On
February 21, 2020,
Descartes acquired all the shares of Peoplevox Limited (“Peoplevox”), a provider of cloud-based ecommerce warehouse management solutions. The purchase price for the acquisition was approximately
$24.5
million (GBP
18.9
million), net of cash acquired, which was funded from a combination of cash on hand and drawing on Descartes’ existing credit facility. As of the issue date of these consolidated financial statements, the fair value of the acquired assets and liabilities has not
been determined.